Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income (Detail) - Dec. 31, 2018
$ in Thousands, $ in Thousands
	USD ($)	TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Investments in debt instruments at FVTOCI	$ 33,222	$ 1,016,924
Unsecured subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Investments in debt instruments at FVTOCI	$ 33,222	$ 1,016,924